Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of finance income and costs

Recognized in the statement of profit or loss:

	31 December	31 December	31 December
	2023	2022	2021
Interest income	3,118,511	2,126,478	2,211,740
Income from financial assets carried at fair value	4,604,960	1,738,728	-
Cash flow hedges – reclassified to profit or loss	3,287,562	-	5,831,714
Net fair value gains on derivative financial instruments and interest	1,144,406	-	3,361,847
Other	508,243	92,478	122,695
Finance income	12,663,682	3,957,684	11,527,996

Net foreign exchange losses	(14,016,423)	(7,155,055)	(18,399,847)
Net interest expenses for financial assets and liabilities measured at amortized cost	(5,837,283)	(4,269,930)	(2,817,322)
Net fair value losses on derivative financial instruments and interest	-	(6,580,717)	-
Cash flow hedges - reclassified to profit or loss	-	6,253,680	-
Other	(77,911)	(197,134)	(90,866)
Finance costs	(19,931,617)	(11,949,156)	(21,308,035)
Monetary gain (loss)	3,816,872	7,767,102	4,804,527
Net finance costs	(3,451,063)	(224,370)	(4,975,512)